Goodwill (Details) - Schedule of gross amount and accumulated impairment losses ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Goodwill (Details) - Schedule of gross amount and accumulated impairment losses [Line Items]
Gross as of December 31, 2020 and 2021	¥ 153,114
Accumulated impairment loss as of December 31, 2020 and 2021	(43,245)
Net as of December 31, 2020	109,869	$ 17,241	¥ 109,869
Net as of December 31, 2021	109,869	$ 17,241	¥ 109,869
Agency Segment [Member]
Goodwill (Details) - Schedule of gross amount and accumulated impairment losses [Line Items]
Gross as of December 31, 2020 and 2021	131,977
Accumulated impairment loss as of December 31, 2020 and 2021	(22,108)
Net as of December 31, 2020	109,869
Net as of December 31, 2021	109,869
Claims Adjusting Segment [Member]
Goodwill (Details) - Schedule of gross amount and accumulated impairment losses [Line Items]
Gross as of December 31, 2020 and 2021	21,237
Accumulated impairment loss as of December 31, 2020 and 2021	(21,237)
Net as of December 31, 2020
Net as of December 31, 2021